SEGMENT INFORMATION (Details)	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
SEGMENT INFORMATION
Cash and cash equivalents (note 4)	$ 31,975,000			$ 31,975,000		$ 49,125,000	$ 49,125,000	$ 6,392,000
General and administrative	6,362,000	$ 1,739,000		11,840,000	$ 3,879,000		13,372,000	$ 8,607,000
Spring Valley Acquisition III
SEGMENT INFORMATION
Investments held in Trust Account	236,690,350			236,690,350		232,809,646	232,809,646
Cash and cash equivalents (note 4)	1,889,472			1,889,472		749,812	749,812
General and administrative	388,314	16,620	$ 16,620	570,497		450,346
Interest earned on investments held in Trust Account	2,076,992			$ 4,123,512		$ 2,809,646
Spring Valley Acquisition III | Single reportable segment
SEGMENT INFORMATION
Number of reportable segment | segment				1		1
Investments held in Trust Account	236,690,350			$ 236,690,350		$ 232,809,646	232,809,646
Cash and cash equivalents (note 4)	1,889,472			1,889,472		749,812	$ 749,812
General and administrative	388,314	$ 16,620	$ 16,620	570,497		450,346
Interest earned on investments held in Trust Account	$ 2,076,992			$ 4,123,512		$ 2,809,646